TAXES ON INCOME (Tables)	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Unrecognized Tax Benefits
	September 30, 2025		December 31, 2024

Beginning balance		$477.8		$453.0
Settlement and decrease related to tax positions taken during prior years		(189.7)		(65.5)
Increase related to tax positions taken during prior years		-		36.4
Increase related to tax positions taken during the current year		37.4		53.9

Ending balance	$	*)325.5	$	*)477.8

*) As of September 30, 2025, and December 31, 2024, unrecognized tax benefit in the amounts of $20.8 and $18.3 was presented net from deferred tax asset.